Capital and Financial Risk Management - Capital Management (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant terms and conditions of trust capital securities [line Items]
Loans and financing	R$ 628,297		R$ 385,514
Debentures	966,386		1,068,979	R$ 1,665,629
Cash and cash equivalents	(18,862)	R$ (84,687)	(84,687)	(31,083)
Marketable securities	(42)		(42)
Net debt	1,575,779		1,369,764
Equity (capital deficiency)	R$ (1,149,210)	R$ (455,485)	R$ (455,904)	R$ (737,056)	R$ (381,129)